CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (1,995)	$ (745)	$ (4,137)	$ (2,004)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	321	278	642	497
Stock based compensation (1)	357	344	661	674
Amortization and intangible assets	467	329	891	765
Accrued interest, accretion of discount and exchange rate differences on credit line	4	(2)	56	(2)
Accretion and change in fair value of earn out liabilities, net	96	261	189	431
Changes in assets and liabilities:
Trade receivables	1,099	1,195	358	812
Deferred taxes	(18)	(279)	(119)	(372)
Prepaid expenses and other receivables	310	(102)	535	(1,002)
Trade payables	(426)	474	(258)	88
Employees and payroll accruals, accrued expenses and other liabilities	718	61	(498)	(516)
Deferred revenues	(612)	(321)	(410)	1,958
Accrued severance pay, net	3	(22)	27	(9)
Net cash provided by (used in) operating activities	324	1,471	(2,063)	1,320
Cash flows from investing activities:
Change in long-term lease deposits	(7)	(8)	(5)	(6)
Investment in affiliate		(80)		(80)
Purchase of property and equipment	(212)	(755)	(558)	(1,336)
Net cash used in investing activities	(219)	(843)	(563)	(1,422)
Cash flows from financing activities:
Proceeds from credit line	1,000	3,005	2,000	3,005
Payment of earn-out consideration	(351)	(3,994)	(351)	(3,994)
Proceeds from options exercised	33	433	328	919
Net cash provided by (used in) financing activities	682	(556)	1,977	(70)
Effect of exchange rate changes on cash and cash equivalents	(10)	6	(4)	(14)
Increase (decrease) in cash and cash equivalents	787	72	(649)	(172)
Cash and cash equivalents at the beginning of the year	2,327	4,873	3,757	5,137
Cash and cash equivalents at the end of the year	$ 3,104	$ 4,951	$ 3,104	$ 4,951